CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net loss of the period	$ (24,162)	$ (61,354)
Accounts receivable (increase) decrease	(123,000)
Advance to director (increase) decrease	(36,398)
Accounts payable increase (decrease)	40,000
Accrued expenses increase (decrease)	36,143	(4,953)
Other payables increase (decrease)	2,497
Net cash used in operating activities	(104,920)	(66,307)
Financing Activities
Proceeds from issuance of notes payable	79,468
Loans from related parties	15,094	53,265
Proceeds from issuance of stock	64,640
Net cash provided by financing activities	159,202	53,265
Net increase (decrease) in cash and equivalents	54,282	(13,042)
Cash and equivalents at beginning of the period	459	13,501
Cash and equivalents at end of the period	54,742	459
Supplemental cash flow information:
Interest paid
Income taxes paid